UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Item 1.

Reports to Stockholders

Fidelity Advisor® Balanced Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2021

% of fund's net assets
Microsoft Corp.	3.3
Apple, Inc.	2.7
Amazon.com, Inc.	2.6
Alphabet, Inc. Class C	2.1
Facebook, Inc. Class A	1.5
12.2

Top Five Bond Issuers as of February 28, 2021

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	4.4
Fannie Mae	1.8
Ginnie Mae	1.6
Freddie Mac	1.6
Uniform Mortgage Backed Securities	0.6
10.0

Top Five Market Sectors as of February 28, 2021

% of fund's net assets
Information Technology	17.6
Financials	13.5
Health Care	9.5
Consumer Discretionary	9.1
Industrials	7.9

Asset Allocation (% of fund's net assets)

As of February 28, 2021*,**
Stocks and Equity Futures	71.7%
Bonds	25.7%
Convertible Securities	0.1%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 10.0%

 ** Futures and Swaps - 0.4%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.0%
Entertainment - 1.6%
Activision Blizzard, Inc.	80,613	$7,707
Bilibili, Inc. ADR (a)	8,716	1,098
Cinemark Holdings, Inc.	87,001	1,953
Electronic Arts, Inc.	35,776	4,793
Live Nation Entertainment, Inc. (a)	181,944	16,168
Marcus Corp.	49,942	981
Netflix, Inc. (a)	18,858	10,162
The Walt Disney Co. (a)	254,879	48,182
		91,044
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A (a)	16,399	33,157
Class C (a)	59,465	121,122
Facebook, Inc. Class A (a)	333,316	85,869
IAC (a)	8,098	1,983
JOYY, Inc. ADR	17,919	2,113
Kakao Corp.	2,290	991
Tongdao Liepin Group (a)	1,395,221	3,400
Twitter, Inc. (a)	112,795	8,692
Yandex NV Series A (a)	32,491	2,079
Z Holdings Corp.	625,600	3,819
Zoominfo Technologies, Inc.	11,700	613
		263,838
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	85,564	2,876
Comcast Corp. Class A	215,192	11,345
Discovery Communications, Inc. Class A (a)	28,461	1,509
Liberty Media Corp. Liberty Formula One Group Series C (a)	40,188	1,764
		17,494
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)	458,360	5,225
SoftBank Group Corp.	82,000	7,653
T-Mobile U.S., Inc.	149,979	17,993
		30,871

TOTAL COMMUNICATION SERVICES		403,247

CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.8%
Tesla, Inc. (a)	65,500	44,245
Distributors - 0.1%
LKQ Corp. (a)	212,100	8,355
Hotels, Restaurants & Leisure - 1.1%
Aristocrat Leisure Ltd.	165,176	3,859
Boyd Gaming Corp. (a)	67,800	3,980
Caesars Entertainment, Inc. (a)	65,700	6,139
Churchill Downs, Inc.	31,900	7,357
Compass Group PLC	383,600	7,790
Marriott International, Inc. Class A	125,200	18,538
McDonald's Corp.	66,100	13,626
Penn National Gaming, Inc. (a)	13,000	1,505
SJM Holdings Ltd.	630,000	877
		63,671
Household Durables - 0.5%
Leggett & Platt, Inc.	132,500	5,733
Lennar Corp. Class A	152,900	12,686
Mohawk Industries, Inc. (a)	29,300	5,127
Tempur Sealy International, Inc.	143,400	4,791
		28,337
Internet & Direct Marketing Retail - 3.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	34,555	8,216
Amazon.com, Inc. (a)	49,385	152,744
eBay, Inc.	163,000	9,196
Farfetch Ltd. Class A (a)	83,400	5,494
Kogan.Com Ltd.	29,521	318
MakeMyTrip Ltd. (a)	97,985	3,287
Ocado Group PLC (a)	13,700	420
Pinduoduo, Inc. ADR (a)	18,347	3,140
Porch Group, Inc. Class A (a)	12,400	223
The Booking Holdings, Inc. (a)	9,200	21,422
THG PLC	237,000	2,338
ZOZO, Inc.	17,900	559
		207,357
Leisure Products - 0.1%
Mattel, Inc. (a)	270,382	5,462
Peloton Interactive, Inc. Class A (a)	10,800	1,301
		6,763
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	141,700	13,915
Nordstrom, Inc.	105,900	3,860
		17,775
Specialty Retail - 1.6%
Burlington Stores, Inc. (a)	22,100	5,720
Lowe's Companies, Inc.	231,100	36,918
The Home Depot, Inc.	76,609	19,791
TJX Companies, Inc.	323,630	21,356
Ulta Beauty, Inc. (a)	22,600	7,285
		91,070
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	43,900	2,049
LVMH Moet Hennessy Louis Vuitton SE	8,600	5,449
NIKE, Inc. Class B	79,664	10,737
PVH Corp.	48,400	4,838
Tapestry, Inc.	275,600	11,614
		34,687

TOTAL CONSUMER DISCRETIONARY		502,260

CONSUMER STAPLES - 4.1%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	2,500	2,572
Constellation Brands, Inc. Class A (sub. vtg.)	32,700	7,002
Keurig Dr. Pepper, Inc.	113,900	3,476
Kweichow Moutai Co. Ltd. (A Shares)	6,122	2,007
Molson Coors Beverage Co. Class B	31,600	1,405
Monster Beverage Corp. (a)	114,575	10,053
PepsiCo, Inc.	178,000	22,996
Pernod Ricard SA	24,600	4,670
The Coca-Cola Co.	483,100	23,667
		77,848
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	91,200	3,664
Costco Wholesale Corp.	63,400	20,985
Performance Food Group Co. (a)	66,800	3,623
Sysco Corp.	55,800	4,443
U.S. Foods Holding Corp. (a)	223,100	8,134
Walgreens Boots Alliance, Inc.	133,500	6,399
Walmart, Inc.	179,300	23,295
		70,543
Food Products - 0.5%
Beyond Meat, Inc. (a)	2,700	393
Bunge Ltd.	16,100	1,233
Darling Ingredients, Inc. (a)	49,500	3,120
Freshpet, Inc. (a)	29,000	4,521
Hotel Chocolat Group Ltd. (a)	27,100	138
Lamb Weston Holdings, Inc.	76,000	6,063
Mondelez International, Inc.	247,700	13,168
		28,636
Household Products - 0.8%
Clorox Co.	25,200	4,562
Procter & Gamble Co.	323,200	39,925
		44,487
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	43,300	12,378

TOTAL CONSUMER STAPLES		233,892

ENERGY - 2.2%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	145,100	3,552
Halliburton Co.	43,200	943
Oceaneering International, Inc. (a)	110,409	1,303
SBM Offshore NV	63,000	1,116
Subsea 7 SA	360,600	3,759
		10,673
Oil, Gas & Consumable Fuels - 2.0%
Africa Oil Corp. (a)	1,230,300	1,228
Apache Corp.	273,600	5,398
Canadian Natural Resources Ltd.	258,000	7,037
Cheniere Energy, Inc. (a)	16,700	1,125
Chevron Corp.	14,676	1,468
EnQuest PLC (a)	1,101,300	300
Exxon Mobil Corp.	661,391	35,960
Hess Corp.	158,500	10,387
HollyFrontier Corp.	53,300	2,019
Kosmos Energy Ltd.	773,500	2,382
Magellan Midstream Partners LP	77,300	3,221
Marathon Petroleum Corp.	31,200	1,704
MEG Energy Corp. (a)	1,017,700	5,254
Phillips 66 Co.	114,274	9,490
Reliance Industries Ltd.	15,709	257
Reliance Industries Ltd.	331,684	9,357
Reliance Industries Ltd. sponsored GDR (b)	74,309	4,265
Royal Dutch Shell PLC Class B sponsored ADR	71,910	2,796
SK Innovation Co., Ltd.	15,390	3,556
Total SA sponsored ADR	77,700	3,605
Valero Energy Corp.	88,700	6,828
		117,637

TOTAL ENERGY		128,310

FINANCIALS - 7.8%
Banks - 2.7%
Bank of America Corp.	918,991	31,898
BNP Paribas SA	50,300	2,990
Citigroup, Inc.	359,930	23,712
Comerica, Inc.	98,500	6,708
EFG Eurobank Ergasias SA (a)	4,279,500	2,999
First Horizon National Corp.	213,698	3,462
Huntington Bancshares, Inc.	313,445	4,808
JPMorgan Chase & Co.	161,900	23,827
KeyCorp	248,300	5,001
M&T Bank Corp.	30,200	4,558
Signature Bank	15,300	3,341
Societe Generale Series A	222,200	5,499
Standard Chartered PLC (United Kingdom)	412,800	2,658
UniCredit SpA	219,300	2,260
Wells Fargo & Co.	886,000	32,047
		155,768
Capital Markets - 1.7%
Bank of New York Mellon Corp.	724,000	30,524
BlackRock, Inc. Class A	28,200	19,585
Cboe Global Markets, Inc.	34,472	3,411
Intercontinental Exchange, Inc.	32,700	3,607
Morgan Stanley	314,900	24,206
State Street Corp.	93,600	6,811
StepStone Group, Inc.:
Class A	9,300	335
Class A	182,250	6,235
Virtu Financial, Inc. Class A	262,200	7,150
		101,864
Consumer Finance - 1.6%
360 Finance, Inc. ADR (a)	84,700	1,985
Ally Financial, Inc.	67,300	2,793
American Express Co.	155,700	21,060
Capital One Financial Corp.	388,509	46,695
OneMain Holdings, Inc.	238,325	11,180
Shriram Transport Finance Co. Ltd.	172,092	2,986
SLM Corp.	358,057	5,654
		92,353
Diversified Financial Services - 0.7%
Ant International Co. Ltd. Class C (a)(c)(d)	463,804	2,495
Berkshire Hathaway, Inc.:
Class A (a)	11	4,010
Class B (a)	107,000	25,735
Voya Financial, Inc.	105,600	6,366
		38,606
Insurance - 1.1%
American International Group, Inc.	214,100	9,410
Arthur J. Gallagher & Co.	42,600	5,103
Fairfax Financial Holdings Ltd. (sub. vtg.)	10,400	4,237
Hartford Financial Services Group, Inc.	164,800	8,354
Marsh & McLennan Companies, Inc.	7,353	847
The Travelers Companies, Inc.	204,300	29,726
Willis Towers Watson PLC	30,900	6,818
		64,495
Thrifts & Mortgage Finance - 0.0%
Mr. Cooper Group, Inc. (a)	9	0

TOTAL FINANCIALS		453,086

HEALTH CARE - 9.0%
Biotechnology - 1.1%
Acceleron Pharma, Inc. (a)	9,600	1,307
Amgen, Inc.	113,179	25,456
Argenx SE ADR (a)	17,700	5,853
Biogen, Inc. (a)	12,400	3,384
Blueprint Medicines Corp. (a)	30,000	2,947
Novavax, Inc. (a)	11,700	2,705
PTC Therapeutics, Inc. (a)	89,598	5,116
Regeneron Pharmaceuticals, Inc. (a)	31,200	14,058
Vertex Pharmaceuticals, Inc. (a)	18,600	3,953
		64,779
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	318,800	38,186
Boston Scientific Corp. (a)	763,155	29,595
DexCom, Inc. (a)	22,400	8,910
Envista Holdings Corp. (a)	133,700	5,153
Intuitive Surgical, Inc. (a)	28,800	21,220
Masimo Corp. (a)	15,700	3,936
Nevro Corp. (a)	31,800	5,253
Stryker Corp.	98,000	23,784
		136,037
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	107,800	10,912
Cigna Corp.	44,000	9,236
Guardant Health, Inc. (a)	19,400	2,855
HCA Holdings, Inc.	129,800	22,329
Humana, Inc.	58,500	22,210
Oak Street Health, Inc. (a)	48,400	2,567
Option Care Health, Inc. (a)	97,800	1,877
Surgery Partners, Inc. (a)	132,400	5,226
UnitedHealth Group, Inc.	167,094	55,512
		132,724
Health Care Technology - 0.0%
Health Catalyst, Inc. (a)	44,600	2,163
Life Sciences Tools & Services - 0.7%
Avantor, Inc. (a)	168,100	4,685
Thermo Fisher Scientific, Inc.	80,883	36,404
		41,089
Pharmaceuticals - 2.5%
AstraZeneca PLC sponsored ADR (e)	266,400	12,888
Bristol-Myers Squibb Co.	527,494	32,351
Eli Lilly & Co.	145,700	29,852
Horizon Therapeutics PLC (a)	181,100	16,464
Roche Holding AG (participation certificate)	38,265	12,553
Royalty Pharma PLC	177,000	8,243
UCB SA	82,500	8,206
Zoetis, Inc. Class A	151,300	23,488
		144,045

TOTAL HEALTH CARE		520,837

INDUSTRIALS - 7.6%
Aerospace & Defense - 1.5%
General Dynamics Corp.	104,862	17,142
Lockheed Martin Corp.	5,300	1,750
Northrop Grumman Corp.	61,960	18,071
Raytheon Technologies Corp.	376,999	27,140
Space Exploration Technologies Corp. Class A (a)(c)(d)	1,600	672
The Boeing Co.	115,476	24,482
		89,257
Air Freight & Logistics - 0.4%
FedEx Corp.	80,960	20,604
Airlines - 0.1%
Spirit Airlines, Inc. (a)	121,600	4,363
United Airlines Holdings, Inc. (a)	8,100	427
		4,790
Construction & Engineering - 0.5%
AECOM (a)	370,026	21,421
Granite Construction, Inc.	204,415	7,028
		28,449
Electrical Equipment - 1.4%
Emerson Electric Co.	4,100	352
NEL ASA (a)	76,500	223
Plug Power, Inc. (a)	63,900	3,091
Sensata Technologies, Inc. PLC (a)	527,683	30,231
Shoals Technologies Group, Inc.	215,550	7,031
Sunrun, Inc. (a)(e)	638,205	39,939
		80,867
Industrial Conglomerates - 0.7%
3M Co.	28,292	4,953
General Electric Co.	2,319,086	29,081
Honeywell International, Inc.	24,300	4,917
		38,951
Machinery - 1.1%
Allison Transmission Holdings, Inc.	523,717	19,859
Caterpillar, Inc.	172,632	37,268
Flowserve Corp.	9,100	337
Kornit Digital Ltd. (a)	28,400	3,213
		60,677
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	830	1,775
Genco Shipping & Trading Ltd.	176,417	1,852
Golden Ocean Group Ltd.	163,700	999
Star Bulk Carriers Corp.	262,500	3,696
		8,322
Professional Services - 0.6%
Dun & Bradstreet Holdings, Inc. (a)	96,700	2,114
Nielsen Holdings PLC	1,481,947	33,210
		35,324
Road & Rail - 1.2%
Lyft, Inc. (a)	222,561	12,397
Norfolk Southern Corp.	97,015	24,454
Uber Technologies, Inc. (a)	595,422	30,813
Union Pacific Corp.	20,437	4,209
		71,873

TOTAL INDUSTRIALS		439,114

INFORMATION TECHNOLOGY - 17.1%
Electronic Equipment & Components - 1.3%
Corning, Inc.	60,700	2,321
Flex Ltd. (a)	1,476,040	26,849
Insight Enterprises, Inc. (a)	34,739	2,904
Jabil, Inc.	916,770	39,577
		71,651
IT Services - 3.6%
Capgemini SA	87,700	14,089
Cognizant Technology Solutions Corp. Class A	75,700	5,562
Fidelity National Information Services, Inc.	108,900	15,028
Fiserv, Inc. (a)	21,900	2,527
FleetCor Technologies, Inc. (a)	6,900	1,913
Genpact Ltd.	304,600	12,318
Global Payments, Inc.	34,200	6,771
GoDaddy, Inc. (a)	35,200	2,855
Liveramp Holdings, Inc. (a)	43,000	2,716
MasterCard, Inc. Class A	204,000	72,185
MongoDB, Inc. Class A (a)	1,800	695
PayPal Holdings, Inc. (a)	144,600	37,574
Sabre Corp.	65,600	964
Snowflake Computing, Inc.	2,000	519
Snowflake Computing, Inc.:
Class B	1,602	395
Class B (b)	534	139
Visa, Inc. Class A	132,650	28,174
Wix.com Ltd. (a)	5,700	1,987
		206,411
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	53,600	4,530
Applied Materials, Inc.	122,263	14,450
Array Technologies, Inc.	273,191	10,130
Cirrus Logic, Inc. (a)	49,600	4,056
eMemory Technology, Inc.	47,000	1,374
Lam Research Corp.	28,500	16,165
Marvell Technology Group Ltd.	208,100	10,047
Micron Technology, Inc. (a)	299,887	27,449
NVIDIA Corp.	75,500	41,418
NXP Semiconductors NV	126,797	23,147
ON Semiconductor Corp. (a)	516,806	20,812
Qualcomm, Inc.	93,515	12,736
Semtech Corp. (a)	26,900	1,972
SiTime Corp. (a)	2,500	244
Xilinx, Inc.	24,500	3,192
		191,722
Software - 5.8%
Autodesk, Inc. (a)	66,430	18,335
Cognyte Software Ltd. (a)	270,290	7,803
Digital Turbine, Inc. (a)	46,600	3,848
Elastic NV (a)	75,200	10,106
LivePerson, Inc. (a)	20,501	1,345
Microsoft Corp.	822,900	191,228
NortonLifeLock, Inc.	311,430	6,076
Nuance Communications, Inc. (a)	380,900	16,988
Palo Alto Networks, Inc. (a)	4,836	1,733
Rapid7, Inc. (a)	69,200	5,276
RingCentral, Inc. (a)	4,300	1,626
Salesforce.com, Inc. (a)	115,289	24,960
Splunk, Inc. (a)	20,200	2,889
SVMK, Inc. (a)	819,600	15,261
Technology One Ltd.	526,282	3,426
Verint Systems, Inc. (a)	97,100	4,786
Viant Technology, Inc.	11,100	550
Workday, Inc. Class A (a)	27,300	6,693
Yext, Inc. (a)	641,700	10,858
Zendesk, Inc. (a)	13,500	1,973
		335,760
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	1,299,620	157,592
HP, Inc.	184,200	5,336
Samsung Electronics Co. Ltd.	175,270	12,824
Western Digital Corp.	44,900	3,077
		178,829

TOTAL INFORMATION TECHNOLOGY		984,373

MATERIALS - 2.2%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	22,960	5,869
Albemarle Corp. U.S.	26,100	4,103
Amyris, Inc. (a)(e)	688,612	9,503
Amyris, Inc. (c)	320,612	4,424
Amyris, Inc. (c)	148,235	2,046
Balchem Corp.	19,000	2,268
Ecolab, Inc.	31,283	6,549
FMC Corp.	33,200	3,376
Innospec, Inc.	35,144	3,530
LG Chemical Ltd.	1,920	1,415
Linde PLC	32,183	7,861
LyondellBasell Industries NV Class A	40,800	4,206
Olin Corp.	231,742	7,170
Sherwin-Williams Co.	5,918	4,026
Valvoline, Inc.	172,700	4,311
		70,657
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	18,907	6,369
Summit Materials, Inc. (a)	173,174	4,799
Vulcan Materials Co.	31,800	5,310
		16,478
Containers & Packaging - 0.1%
Crown Holdings, Inc.	80,700	7,712
Metals & Mining - 0.6%
Commercial Metals Co.	125,215	3,149
First Quantum Minerals Ltd.	431,600	9,303
Freeport-McMoRan, Inc.	316,248	10,724
Newmont Corp.	155,428	8,452
		31,628

TOTAL MATERIALS		126,475

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	31,900	5,094
American Tower Corp.	66,700	14,416
Corporate Office Properties Trust (SBI)	71,700	1,864
CubeSmart	104,800	3,873
Digital Realty Trust, Inc.	44,100	5,942
Douglas Emmett, Inc.	58,500	1,916
Equinix, Inc.	6,200	4,020
Invitation Homes, Inc.	87,400	2,547
Kilroy Realty Corp.	74,000	4,696
Lexington Corporate Properties Trust	205,300	2,201
Mid-America Apartment Communities, Inc.	47,400	6,386
Potlatch Corp.	23,473	1,191
Prologis (REIT), Inc.	109,900	10,888
SBA Communications Corp. Class A	14,600	3,725
Ventas, Inc.	129,100	6,829
VICI Properties, Inc.	65,800	1,875
Weyerhaeuser Co.	306,300	10,374
		87,837
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	345,100	5,342
Jones Lang LaSalle, Inc. (a)	12,100	2,105
		7,447

TOTAL REAL ESTATE		95,284

UTILITIES - 1.7%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	7,200	539
Edison International	141,300	7,629
Entergy Corp.	24,571	2,133
Evergy, Inc.	93,365	5,007
Exelon Corp.	242,976	9,379
FirstEnergy Corp.	208,000	6,893
NextEra Energy, Inc.	253,900	18,657
NRG Energy, Inc.	51,700	1,888
PG&E Corp. (a)	588,862	6,189
PPL Corp.	123,000	3,221
Southern Co.	175,900	9,977
		71,512
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy International, Inc. (a)	25,900	1,161
The AES Corp.	198,849	5,281
		6,442
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	220,945	4,295
Dominion Energy, Inc.	113,645	7,764
NiSource, Inc.	42,700	922
Sempra Energy	69,424	8,052
		21,033

TOTAL UTILITIES		98,987

TOTAL COMMON STOCKS
(Cost $2,662,463)		3,985,865

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series H (c)(d)	1,000	878
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (c)(d)	60,136	481
IT Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)	18,992	2,081
Software - 0.0%
Databricks, Inc. Series G (c)(d)	1,359	241
Thoughtworks, Inc. Series A (c)(d)	2,404	1,472
		1,713
TOTAL INFORMATION TECHNOLOGY		4,275

TOTAL CONVERTIBLE PREFERRED STOCKS		5,153

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	72,600	5,815
TOTAL PREFERRED STOCKS
(Cost $10,250)		10,968
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.08% 3/4/21 to 5/13/21 (f)
(Cost $9,099)	9,100	9,099
	Shares	Value (000s)

Fixed-Income Funds - 27.4%
Fidelity Investment Grade Bond Central Fund (g)
(Cost $1,570,773)	13,796,928	1,581,956

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.07% (h)	184,346,425	184,383
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	12,899,092	12,900
TOTAL MONEY MARKET FUNDS
(Cost $197,283)		197,283
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $4,449,868)		5,785,171
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(11,932)
NET ASSETS - 100%		$5,773,239

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	761	March 2021	$144,940	$3,177	$3,177

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,404,000 or 0.1% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,790,000 or 0.3% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,406,000.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc.	2/3/20	$920
Amyris, Inc.	6/4/20	$445
Ant International Co. Ltd. Class C	5/16/18	$2,602
ByteDance Ltd. Series E1	11/18/20	$2,081
Databricks, Inc. Series G	2/1/21	$241
Roofoods Ltd. Series H	1/15/21	$878
Space Exploration Technologies Corp. Class A	2/16/21	$672
Thoughtworks, Inc. Series A	1/13/21	$1,472
Xsight Labs Ltd. Series D	2/16/21	$481

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$70
Fidelity High Income Central Fund	1,466
Fidelity Investment Grade Bond Central Fund	49,852
Fidelity Securities Lending Cash Central Fund	10
Total	$51,398

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$78,429	$1,380	$82,096	$2,510	$(223)	$--	0.0%
Fidelity Investment Grade Bond Central Fund	1,364,888	268,396	--	--	(51,328)	1,581,956	5.2%
Total	$1,443,317	$269,776	$82,096	$2,510	$(51,551)	$1,581,956

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$403,247	$391,775	$11,472	$--
Consumer Discretionary	508,075	489,021	19,054	--
Consumer Staples	234,770	233,892	--	878
Energy	128,310	128,310	--	--
Financials	453,086	435,867	14,724	2,495
Health Care	520,837	508,284	12,553	--
Industrials	439,114	436,667	1,775	672
Information Technology	988,648	983,978	395	4,275
Materials	126,475	126,475	--	--
Real Estate	95,284	95,284	--	--
Utilities	98,987	98,987	--	--
U.S. Government and Government Agency Obligations	9,099	--	9,099	--
Fixed-Income Funds	1,581,956	1,581,956	--	--
Money Market Funds	197,283	197,283	--	--
Total Investments in Securities:	$5,785,171	$5,707,779	$69,072	$8,320
Derivative Instruments:
Assets
Futures Contracts	$3,177	$3,177	$--	$--
Total Assets	$3,177	$3,177	$--	$--
Total Derivative Instruments:	$3,177	$3,177	$--	$--
Net unrealized appreciation on unfunded commitments	$1,704	$--	$1,704	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$3,177	$0
Total Equity Risk	3,177	0
Total Value of Derivatives	$3,177	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	10.2%
AAA,AA,A	5.2%
BBB	7.1%
BB	2.2%
B	0.0%
Not Rated	0.7%
Equities	69.2%
Short-Term Investments and Net Other Assets	5.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.0%
United Kingdom	1.9%
Cayman Islands	1.8%
Netherlands	1.0%
Others (Individually Less Than 1%)	5.3%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,481) — See accompanying schedule: Unaffiliated issuers (cost $2,681,812)	$4,005,932
Fidelity Central Funds (cost $1,768,056)	1,779,239
Total Investment in Securities (cost $4,449,868)		$5,785,171
Cash		19
Receivable for investments sold		9,922
Net unrealized appreciation on unfunded commitments		1,728
Receivable for fund shares sold		9,826
Dividends receivable		4,622
Distributions receivable from Fidelity Central Funds		2,661
Prepaid expenses		4
Other receivables		25
Total assets		5,813,978
Liabilities
Payable for investments purchased	$15,710
Net unrealized depreciation on unfunded commitments	24
Payable for fund shares redeemed	6,301
Accrued management fee	1,824
Distribution and service plan fees payable	1,720
Payable for daily variation margin on futures contracts	710
Other affiliated payables	823
Other payables and accrued expenses	729
Collateral on securities loaned	12,898
Total liabilities		40,739
Net Assets		$5,773,239
Net Assets consist of:
Paid in capital		$4,237,924
Total accumulated earnings (loss)		1,535,315
Net Assets		$5,773,239
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,340,852 ÷ 50,636.51 shares)(a)		$26.48
Maximum offering price per share (100/94.25 of $26.48)		$28.10
Class M:
Net Asset Value and redemption price per share ($1,586,942 ÷ 59,134.87 shares)(a)		$26.84
Maximum offering price per share (100/96.50 of $26.84)		$27.81
Class C:
Net Asset Value and offering price per share ($909,408 ÷ 34,639.09 shares)(a)		$26.25
Class I:
Net Asset Value, offering price and redemption price per share ($1,398,878 ÷ 51,643.15 shares)		$27.09
Class Z:
Net Asset Value, offering price and redemption price per share ($537,159 ÷ 19,825.06 shares)		$27.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$20,110
Interest		10
Income from Fidelity Central Funds (including $10 from security lending)		18,957
Total income		39,077
Expenses
Management fee	$9,835
Transfer agent fees	4,032
Distribution and service plan fees	9,432
Accounting fees	687
Custodian fees and expenses	54
Independent trustees' fees and expenses	12
Registration fees	202
Audit	59
Legal	10
Miscellaneous	21
Total expenses before reductions	24,344
Expense reductions	(8)
Total expenses after reductions		24,336
Net investment income (loss)		14,741
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $133)	223,857
Fidelity Central Funds	2,508
Foreign currency transactions	(19)
Futures contracts	15,933
Capital gain distributions from Fidelity Central Funds	32,441
Total net realized gain (loss)		274,720
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $186)	294,091
Fidelity Central Funds	(51,551)
Unfunded commitments	1,704
Assets and liabilities in foreign currencies	1
Futures contracts	(4,050)
Total change in net unrealized appreciation (depreciation)		240,195
Net gain (loss)		514,915
Net increase (decrease) in net assets resulting from operations		$529,656

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,741	$44,644
Net realized gain (loss)	274,720	187,400
Change in net unrealized appreciation (depreciation)	240,195	562,557
Net increase (decrease) in net assets resulting from operations	529,656	794,601
Distributions to shareholders	(189,342)	(110,464)
Share transactions - net increase (decrease)	670,821	286,311
Total increase (decrease) in net assets	1,011,135	970,448
Net Assets
Beginning of period	4,762,104	3,791,656
End of period	$5,773,239	$4,762,104

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Balanced Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.87	$21.14	$22.22	$21.09	$19.18	$18.76
Income from Investment Operations
Net investment income (loss)A	.08	.27	.30	.25	.26	.23
Net realized and unrealized gain (loss)	2.51	4.10	.08	2.22	1.98	1.13
Total from investment operations	2.59	4.37	.38	2.47	2.24	1.36
Distributions from net investment income	(.11)	(.29)	(.29)	(.25)	(.25)	(.22)
Distributions from net realized gain	(.88)	(.35)	(1.18)	(1.09)	(.09)	(.72)
Total distributions	(.98)B	(.64)	(1.46)B	(1.34)	(.33)B	(.94)
Net asset value, end of period	$26.48	$24.87	$21.14	$22.22	$21.09	$19.18
Total ReturnC,D,E	10.77%	21.16%	2.15%	12.26%	11.84%	7.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%H	.85%	.86%	.87%	.89%	.90%
Expenses net of fee waivers, if any	.84%H	.85%	.86%	.87%	.89%	.89%
Expenses net of all reductions	.84%H	.84%	.86%	.86%	.88%	.89%
Net investment income (loss)	.67%H	1.21%	1.46%	1.18%	1.28%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$1,341	$1,080	$818	$681	$593	$531
Portfolio turnover rateI	44%H	92%	57%	62%J	86%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.19	$21.40	$22.47	$21.31	$19.37	$18.94
Income from Investment Operations
Net investment income (loss)A	.05	.22	.25	.20	.21	.19
Net realized and unrealized gain (loss)	2.55	4.15	.09	2.24	2.01	1.14
Total from investment operations	2.60	4.37	.34	2.44	2.22	1.33
Distributions from net investment income	(.07)	(.23)	(.23)	(.19)	(.20)	(.18)
Distributions from net realized gain	(.88)	(.35)	(1.18)	(1.09)	(.09)	(.72)
Total distributions	(.95)	(.58)	(1.41)	(1.28)	(.28)B	(.90)
Net asset value, end of period	$26.84	$25.19	$21.40	$22.47	$21.31	$19.37
Total ReturnC,D,E	10.64%	20.85%	1.91%	11.99%	11.59%	7.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.08%H	1.10%	1.11%	1.12%	1.13%	1.14%
Expenses net of fee waivers, if any	1.08%H	1.10%	1.11%	1.11%	1.13%	1.14%
Expenses net of all reductions	1.08%H	1.09%	1.11%	1.11%	1.13%	1.13%
Net investment income (loss)	.42%H	.97%	1.21%	.94%	1.04%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$1,587	$1,455	$1,273	$1,257	$1,163	$1,075
Portfolio turnover rateI	44%H	92%	57%	62%J	86%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.67	$20.97	$22.05	$20.93	$19.04	$18.64
Income from Investment Operations
Net investment income (loss)A	(.01)	.10	.14	.09	.10	.09
Net realized and unrealized gain (loss)	2.48	4.07	.09	2.20	1.98	1.13
Total from investment operations	2.47	4.17	.23	2.29	2.08	1.22
Distributions from net investment income	(.02)	(.13)	(.13)	(.08)	(.10)	(.10)
Distributions from net realized gain	(.87)	(.35)	(1.18)	(1.09)	(.09)	(.72)
Total distributions	(.89)	(.47)B	(1.31)	(1.17)	(.19)	(.82)
Net asset value, end of period	$26.25	$24.67	$20.97	$22.05	$20.93	$19.04
Total ReturnC,D,E	10.32%	20.25%	1.40%	11.41%	10.99%	6.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%H	1.60%	1.62%	1.62%	1.64%	1.65%
Expenses net of fee waivers, if any	1.59%H	1.60%	1.62%	1.62%	1.64%	1.65%
Expenses net of all reductions	1.59%H	1.60%	1.62%	1.62%	1.64%	1.64%
Net investment income (loss)	(.09)%H	.46%	.70%	.43%	.53%	.52%
Supplemental Data
Net assets, end of period (in millions)	$909	$769	$635	$620	$479	$411
Portfolio turnover rateI	44%H	92%	57%	62%J	86%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.42	$21.59	$22.66	$21.48	$19.53	$19.07
Income from Investment Operations
Net investment income (loss)A	.12	.33	.36	.31	.31	.28
Net realized and unrealized gain (loss)	2.56	4.19	.08	2.26	2.02	1.17
Total from investment operations	2.68	4.52	.44	2.57	2.33	1.45
Distributions from net investment income	(.14)	(.34)	(.34)	(.30)	(.30)	(.26)
Distributions from net realized gain	(.88)	(.35)	(1.18)	(1.09)	(.09)	(.72)
Total distributions	(1.01)B	(.69)	(1.51)B	(1.39)	(.38)B	(.99)B
Net asset value, end of period	$27.09	$25.42	$21.59	$22.66	$21.48	$19.53
Total ReturnC,D	10.90%	21.48%	2.41%	12.56%	12.12%	7.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%G	.59%	.61%	.61%	.63%	.64%
Expenses net of fee waivers, if any	.58%G	.59%	.61%	.61%	.63%	.64%
Expenses net of all reductions	.58%G	.58%	.60%	.61%	.62%	.64%
Net investment income (loss)	.92%G	1.47%	1.71%	1.44%	1.54%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$1,399	$1,070	$785	$621	$422	$284
Portfolio turnover rateH	44%G	92%	57%	62%I	86%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Balanced Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.43	$21.60	$22.66	$21.48	$19.53	$19.07
Income from Investment Operations
Net investment income (loss)A	.14	.36	.38	.34	.34	.31
Net realized and unrealized gain (loss)	2.55	4.19	.10	2.26	2.02	1.16
Total from investment operations	2.69	4.55	.48	2.60	2.36	1.47
Distributions from net investment income	(.15)	(.37)	(.36)	(.33)	(.33)	(.29)
Distributions from net realized gain	(.88)	(.35)	(1.18)	(1.09)	(.09)	(.72)
Total distributions	(1.03)	(.72)	(1.54)	(1.42)	(.41)B	(1.01)
Net asset value, end of period	$27.09	$25.43	$21.60	$22.66	$21.48	$19.53
Total ReturnC,D	10.92%	21.62%	2.57%	12.70%	12.26%	8.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.47%	.48%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.46%G	.47%	.48%	.49%	.50%	.50%
Expenses net of all reductions	.46%G	.46%	.48%	.48%	.49%	.50%
Net investment income (loss)	1.04%G	1.59%	1.84%	1.56%	1.67%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$537	$388	$280	$224	$68	$39
Portfolio turnover rateH	44%G	92%	57%	62%I	86%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund	FMR	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Investment Grade Bond Central Fund	FMR	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Balanced Fund	$9

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred Trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,389,072
Gross unrealized depreciation	(62,022)
Net unrealized appreciation (depreciation)	$1,327,050
Tax cost	$4,463,002

The Fund elected to defer to its next fiscal year approximately $13,390 of capital losses recognized during the period November 1, 2019 to August 31, 2020.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Balanced Fund	1,548,336	1,088,192

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,490	$99
Class M	.25%	.25%	3,782	80
Class C	.75%	.25%	4,160	900
			$9,432	$1,079

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$425
Class M	40
Class C(a)	41
$506

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$988.17
Class M	1,240.16
Class C	709.17
Class I	999.16
Class Z	96.04
	$4,032

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Balanced Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Balanced Fund	$26

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Balanced Fund	88,363	57,282

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund completed exchanges in-kind with Fidelity Investment Grade Bond Central Fund. The Fund delivered investments, including accrued interest, and cash valued at $874,641 to Fidelity Investment Grade Bond Central Fund in exchange for 7,773 shares. The fund had a net realized gain of $41,637 on investments delivered through in-kind redemptions. The Fund recognized gains for federal income tax purposes.

In addition, the Fund redeemed 2,597 shares of Fidelity Mortgage Backed Securities Central Fund in exchange for investments and cash with a value of $284,489 and a non-taxable exchange of those investments for 2,529 shares of Fidelity Investment Grade Bond Central Fund. The fund had a net realized gains of $7,898 on the Fund's redemptions of Fidelity Mortgage Backed Securities Central Fund shares. The Fund recognized gains on the redemption of Fidelity Mortgage Backed Securities Central Fund for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor Balanced Fund	$5

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Balanced Fund	$2	$–	$–

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2021	Year ended August 31, 2020
Distributions to shareholders
Class A	$44,263	$25,430
Class M	55,046	34,162
Class C	28,342	14,844
Class I	45,255	26,047
Class Z	16,436	9,981
Total	$189,342	$110,464

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2021	Year ended August 31, 2020	Six months ended February 28, 2021	Year ended August 31, 2020
Class A
Shares sold	10,398	12,906	$265,299	$285,278
Reinvestment of distributions	1,730	1,144	42,504	24,560
Shares redeemed	(4,894)	(9,351)	(123,795)	(200,560)
Net increase (decrease)	7,234	4,699	$184,008	$109,278
Class M
Shares sold	5,112	10,468	$131,873	$231,602
Reinvestment of distributions	2,181	1,542	54,267	33,597
Shares redeemed	(5,931)	(13,737)	(152,546)	(302,913)
Net increase (decrease)	1,362	(1,727)	$33,594	$(37,714)
Class C
Shares sold	5,898	8,147	$149,074	$177,503
Reinvestment of distributions	1,107	653	26,946	14,019
Shares redeemed	(3,548)	(7,916)	(89,707)	(168,970)
Net increase (decrease)	3,457	884	$86,313	$22,552
Class I
Shares sold	12,930	16,930	$335,742	$381,101
Reinvestment of distributions	1,569	1,033	39,434	22,623
Shares redeemed	(4,941)	(12,218)	(128,214)	(265,764)
Net increase (decrease)	9,558	5,745	$246,962	$137,960
Class Z
Shares sold	5,804	6,222	$152,665	$138,757
Reinvestment of distributions	570	394	14,332	8,617
Shares redeemed	(1,817)	(4,308)	(47,053)	(93,139)
Net increase (decrease)	4,557	2,308	$119,944	$54,235

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Advisor Balanced Fund
Class A	.84%
Actual		$1,000.00	$1,107.70	$4.39
Hypothetical-C		$1,000.00	$1,020.63	$4.21
Class M	1.08%
Actual		$1,000.00	$1,106.40	$5.64
Hypothetical-C		$1,000.00	$1,019.44	$5.41
Class C	1.59%
Actual		$1,000.00	$1,103.20	$8.29
Hypothetical-C		$1,000.00	$1,016.91	$7.95
Class I	.58%
Actual		$1,000.00	$1,109.00	$3.03
Hypothetical-C		$1,000.00	$1,021.92	$2.91
Class Z	.46%
Actual		$1,000.00	$1,109.20	$2.41
Hypothetical-C		$1,000.00	$1,022.51	$2.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor Balanced Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AIG-SANN-0421
1.703549.123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2021